Basis of Preparation (Policies)	12 Months Ended
Dec. 31, 2022
Basis of Preparation [Abstract]
Statement of compliance
(1)	Statement of compliance
These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).

Basis of measurement
(2)	Basis of measurement
These consolidated financial statements have been prepared on the historical cost basis, except for the following material items in the consolidated statements of financial position:

•	financial assets at fair value through profit or loss

•	financial assets at fair value through other comprehensive income

•	derivative financial instruments are measured at fair value

•	liabilities for defined benefit plans are recognized at the net of the total present value of defined benefit obligations less the fair value of plan assets

Functional and presentation currency
(3)	Functional and presentation currency
These consolidated financial statements are presented in Korean won (presented as “won” or “KRW”), which is also the functional currency of KEPCO and most of the significant operating subsidiaries.

Use of estimates and judgments
(4)	Use of estimates and judgments
The preparation of the consolidated financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates.
Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected.

The followings are the key assumptions and other key sources of estimation uncertainty at the end of the reporting period, that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year.

(i)	Useful lives of property, plant and equipment, and estimations on provision for decommissioning costs
The Company reviews the estimated useful lives of property, plant and equipment at the end of each annual reporting period. Management’s assumptions could affect the determination of estimated economic useful lives.
The Company records the fair value of estimated decommissioning costs as a liability in the period in which the Company incurs a legal obligation associated with the retirement of long-lived assets that result from acquisition, construction, development and/or normal use of the assets. The Company is required to record a liability for the dismantling (demolition) of nuclear power plants and disposal of spent fuel and low and intermediate radioactive wastes. The measurement of such liability is subject to change based on change in estimated cash flow, inflation rate, discount rate, and expected timing of decommissioning.

(ii)	Deferred tax
The Company recognizes deferred tax assets and liabilities based on the differences between the financial statement carrying amounts and the tax bases of assets and liabilities of each consolidated taxpaying entity. However, the amount of deferred tax assets may be different if the Company determines the estimated future taxable income is not sufficient to realize the deferred tax assets recognized.

(iii)	Valuations of financial instruments at fair values
The Company’s accounting policies and disclosures require the measurement of fair values, for both financial and non-financial
assets and liabilities. The Company has established control framework with respect to the measurement of fair values. The valuation team regularly reviews significant unobservable inputs and valuation adjustments.
If third party information, such as broker quotes or pricing services, is used to measure fair values, then the valuation team assesses the evidence obtained from the third parties to support the conclusion that such valuations meet the requirements of IFRS including the level in the fair value hierarchy in which such valuation techniques should be classified.
When measuring the fair value of an asset or a liability, the Company uses market observable data as far as possible. Fair values are categorized into different levels in a fair value hierarchy based on the inputs used in the valuation techniques as follows.
If the inputs used to measure the fair value of an asset or a liability might be categorized in different levels of the fair value hierarchy, then the fair value measurement is categorized in its entirety in the same level of the fair value hierarchy as the lowest level input that is significant to the entire measurement. The Company recognizes transfers between levels of the fair value hierarchy at the end of the reporting period during which the change has occurred.

(iv)	Defined employee benefit liabilities
The Company offers its employees defined benefit plans. The cost of providing benefits is determined using the Projected Unit Credit Method, with actuarial valuations being carried out at the end of each reporting period. For actuarial valuations, certain inputs such as discount rates and future salary increases are estimated. Defined benefit plans contain significant uncertainties in estimations due to its long-term nature (refer to Note 25).

(v)	Unbilled revenue
Electricity delivered but neither metered nor billed is estimated at the reporting date based on the volume of electricity delivered which can vary significantly as a result of customer usage patterns, customer mix, meter reading schedules, weather, and etc. Unbilled revenue recognized as of December 31, 2021 and 2022 are ￦2,348,813 million and ￦1,725,444 million, respectively.

(vi)	Construction contracts
The Company recognizes revenue over time using the cost-based input method which represents a faithful depiction of the Company’s progress towards complete satisfaction of providing the power plant construction, which has been identified as a single performance obligation. In applying the cost-based input method, it is necessary to use estimates and assumptions related to the Company’s efforts or inputs expected to be incurred. Costs incurred towards contract completion include costs associated with direct materials, labor, and other indirect costs related to contract performance. Judgment is required in estimating the costs expected to incur in completing the construction projects which involves estimating future materials, labor, contingencies and other related costs. Revenue is estimated based on the contractual amount; however, it can also be affected by uncertainties resulting from unexpected future events.

(vii)
The
30-year
designed life of Wolsong unit 1 nuclear power plant of the Company had expired on November 20, 2012. On February 27, 2015, however, approval from the Nuclear Safety and Security Commission (NSSC) was received to continue its operation until November 20, 2022.

According to the 8th Basic Plan for Electricity Supply and Demand announced by the Ministry of Trade, Industry and Energy in 2017, Wolsong unit 1 nuclear power plant was expected to go through a comprehensive evaluation for the feasibility of continuous operation including economic efficiency and acceptability of household and community in 2018 in order to decide whether to shut down early. On June 15, 2018, the board of directors of Korea Hydro & Nuclear Power Co., Ltd. (“KHNP”), a subsidiary of KEPCO, has decided to shut down Wolsong unit 1 on the grounds that its deficit was increasing and its economic efficiency was low due to the nonoptimal utilization rate. On December 24, 2019, NSSC approved permanent shutdown of unit 1.
In addition, the Company has also decided to discontinue the construction of Cheonji unit 1 and 2 and Daejin unit 1 and 2 pursuant to the government policy. Accordingly, the Company recognized impairment loss and other expenses during the year ended December 31, 2018.
Among the new nuclear power plants under construction, Shin-Hanul unit 3 and 4, for which approval for power generation business was previously obtained, are not included in the list of construction suspension as determined by the board of directors of KHNP. However, it is highly likely that the construction of Shin-Hanul unit 3 and 4 will be suspended according to the government’s policy. Accordingly, the Company recognized impairment loss during the year ended December 31, 2018, as the Company believed that there was a significant change in its operating environment.
However, in accordance with the “New Government Energy Policy Direction”, the management of KHNP, a subsidiary of the Company, reported to its board of directors on the resumption, licensing, and major contracts of suspension services related to
Shin-Hanul
Units 3 and 4. The Company has identified signs that the impairment loss on fixed assets mentioned above may no longer exist or may have been reduced. Accordingly, the Company recognized the reversal of impairment losses related to
Shin-Hanul
Units 3 and 4 during the current year.
Information about critical judgments in applying accounting policies that have the most significant effect on the amounts recognized in the consolidated financial statements is included in the following notes:

✓	Note 17 – Investments in Associates and Joint Ventures
✓	Note 18 – Property, Plant and Equipment
✓	Note 20 – Construction Contracts
✓	Note 45 – Risk Management
Information about assumptions and estimation uncertainties that have a significant risk of resulting in a material adjustment within the next financial year is included in the following notes:

✓	Note 25 – Employment Benefits
✓	Note 41 – Income Taxes

Changes in accounting policies
(5)	Changes in accounting policies

(i)	Property, Plant and Equipment: Proceeds before Intended Use – Amendments to IA S 1016
The amendment prohibits entities from deducting from the cost of an item of property, plant and equipment any proceeds from selling items produced while bringing that asset to the location and condition necessary for it to be capable of operating in the manner intended by management. Instead, an entity recognizes the proceeds from selling such items, and the costs of producing those items, in profit or loss. The Company applied the amendment retrospectively to items of property, plant and equipment that are capable of operating on or after the beginning of the earliest period presented in the financial statements in which the entity first applies the amendments, and the impacts on the Company’s consolidated financial statements on the date of initial application (January 1, 2021) are as follows:

①	The impacts on the Company’s consolidated statement of financial position as of December 31, 2021 are as follows:

		Original carrying amount	Adjustment	New carrying amount
		In millions of won
Current assets	￦	22,050,845	—	22,050,845
Non-current assets		189,058,025	14,857	189,072,882

Total Assets		211,108,870	14,857	211,123,727

Current liabilities		31,732,220	—	31,732,220
Non-current liabilities		114,064,801	—	114,064,801

Total Liabilities		145,797,021	—	145,797,021

Contributed capital		4,053,578	—	4,053,578
Retained earnings		45,246,982	11,262	45,258,244
Other components of equity		14,468,450	—	14,468,450
Non-controlling interests		1,542,839	3,595	1,546,434

Total Equity		65,311,849	14,857	65,326,706

Total Liabilities and Equity	￦	211,108,870	14,857	211,123,727

②	The impacts on the Company’s consolidated statement of comprehensive income (loss) for the year ended December 31, 2021 are as follows:

		Original carrying amount	Adjustment	New carrying amount
		In millions of won except per share information
Sales	￦	60,574,819	98,768	60,673,587
Cost of sales		(63,559,178)	(85,112)	(63,644,290)

Gross loss		(2,984,359)	13,656	(2,970,703)

Selling and administrative expenses		(2,875,784)	(12)	(2,875,796)

Operating loss		(5,860,143)	13,644	(5,846,499)

Other non-operating income		372,921	—	372,921
Other non-operating expense		(257,932)	—	(257,932)
Other gains, net		8,519	—	8,519
Finance income		1,402,614	—	1,402,614
Finance expenses		(3,245,777)	—	(3,245,777)
Profit related to associates, joint ventures and subsidiaries		494,584	—	494,584

Loss before income tax		(7,085,214)	13,644	(7,071,570)

Income tax benefit		1,855,989	—	1,855,989

Net Loss for the period		(5,229,225)	13,644	(5,215,581)

Loss attributable to owners of the controlling company		(5,315,055)	10,533	(5,304,522)
Profit attributable to non-controlling interests		85,830	3,111	88,941
Other comprehensive income (loss)		599,614	—	599,614

Total comprehensive income (loss) for the period		(4,629,611)	13,644	(4,615,967)

Total comprehensive loss attributable to owners of the controlling company		(4,754,046)	10,533	(4,743,513)
Total comprehensive income (attributable to non-controlling interests		124,435	3,111	127,546

Loss per share (in won)	￦	(8,279)	16	(8,263)

③	The impacts on the Company’s consolidated statement of cash flows for the year ended December 31, 2021 are as follows:

		Original carrying amount	Adjustment	New carrying amount
		In millions of won
Cash flows from operating activities	￦	4,473,186	18,192	4,491,378
Cash flows from investing activities		(12,354,328)	(18,192)	(12,372,520)
Cash flows from financing activities		8,435,077	—	8,435,077

①	The impacts on the Company’s consolidated statement of financial position as of January 1, 2021 are as follows:

		Original carrying amount	Adjustment	New carrying amount
		In millions of won
Current assets	￦	20,561,941	—	20,561,941
Non-current assets		182,580,170	1,214	182,581,384

Total Assets		203,142,111	1,214	203,143,325

Current liabilities		25,881,222	—	25,881,222
Non-current liabilities		106,594,043	—	106,594,043

Total Liabilities		132,475,265	—	132,475,265

Contributed capital		4,053,578	—	4,053,578
Retained earnings		51,133,601	730	51,134,331
Other components of equity		14,109,501	—	14,109,501
Non-controlling interests		1,370,166	484	1,370,650

Total Equity		70,666,846	1,214	70,668,060

Total Liabilities and Equity	￦	203,142,111	1,214	203,143,325

②	The impacts on the Company’s consolidated statement of comprehensive income (loss) for the year ended December 31, 2020 are as follows:

		Original carrying amount	Adjustment	New carrying amount
		In millions of won except per share information
Sales	￦	57,925,837	797	57,926,634
Cost of sales		(51,804,596)	417	(51,804,179)

Gross loss		6,121,241	1,214	6,122,455

Selling and administrative expenses		(2,678,443)	—	(2,678,443)

Operating loss		3,442,798	1,214	3,444,012

Other non-operating income		1,036,448	—	1,036,448
Other non-operating expense		(417,720)	—	(417,720)
Other gains, net		35,094	—	35,094
Finance income		1,510,249	—	1,510,249
Finance expenses		(2,896,443)	—	(2,896,443)
Profit related to associates, joint ventures and subsidiaries		281,107	—	281,107

Loss before income tax		2,991,533	1,214	2,992,747

Income tax benefit		(899,064)	—	(899,064)

Net Loss for the period		2,092,469	1,214	2,093,683

Loss attributable to owners of the controlling company		1,991,347	730	1,992,077
Profit attributable to non-controlling interests		101,122	484	101,606
Other comprehensive income (loss)		(219,841)	—	(219,841)

Total comprehensive income (loss) for the period		1,872,628	1,214	1,873,842

Total comprehensive loss attributable to owners of the controlling company		1,802,824	730	1,803,554
Total comprehensive income (attributable to non-controlling interests		69,804	484	70,288

Loss per share (in won)	￦	3,102	—	3,102

③	The impacts on the Company’s consolidated statement of cash flows for the year ended December 31, 2020 are as follows:

		Original carrying amount	Adjustment	New carrying amount
		In millions of won
Cash flows from operating activities	￦	13,208,473	1	13,208,474
Cash flows from investing activities		(14,831,811)	(1)	(14,831,812)
Cash flows from financing activities		1,880,824	—	1,880,824

(ii)
Other changes in accounting standards effective from January 1, 2022 are as follows. The Company believes that these amendments have no significant impact on the Company’s consolidated financial statements. The Company has not applied the new and revised standards in issue but not yet effective for the periods starting from January 1, 2022, even though the early adoption of these standards is possible.

Onerous Contracts—Costs of Fulfilling a Contract—Amendments to IAS 37
Onerous contract is a contract in which the unavoidable costs of meeting the obligations under the contract exceed the economic benefits expected to be received under it. The amendment specifies that the costs of fulfilling a contract comprise incremental costs, such as the costs of materials or labor, and an allocation of other costs directly related to the contract, such as an allocation of the depreciation charge for an item of property, plant and equipment used in fulfilling the contract, when assessing whether a contract is an onerous contract. The Company will apply the amendment to the contracts for which all obligations have not been fulfilled at the date of initial application.
Reference to the Conceptual Framework—Amendments to IFRS 3
The amendments are intended to replace a reference to the Framework for the Preparation and Presentation of Financial Statements, issued in 1989, with a reference to the Conceptual Framework for Financial Reporting issued in March 2018 without significantly changing its requirements. An exception has been added to the recognition principle in IFRS 3 to avoid ‘day 2’ gains or losses arising for liabilities and contingent liabilities that would be within the scope of IAS 37 or IFRIC 21 Levies. It requires an entity to apply criteria in IAS 37 and IFRIC 21 respectively to determine whether a present obligation exists at the acquisition date. The amendment added a new paragraph to IFRS 3 to clarify that the contingent assets should not be recognized at the date of acquisition.
IFRS 1 First-time Adoption of International Financial Reporting Standards—Subsidiary as a first-time adopter
The amendment permits a subsidiary that elects to apply paragraph D16(a) of IFRS 1 to measure cumulative translation differences using the amounts reported by the parent, based on the parent’s date of transition to IFRS. This amendment is also applied to an associate or joint venture that elects to apply paragraph D16(a) of IFRS 1.

IFRS 9 Financial Instruments—Fees in the ‘10 per cent’ test for derecognition of financial liabilities
The amendment clarifies the fees that an entity includes when assessing whether the terms of a new or modified financial liability are substantially different from the terms of the original financial liability. These fees include only those paid or received between the borrower and the lender, including fees paid or received by either the borrower or lender on the other’s behalf. There is no restricted and similar amendment to IAS 39.

IAS 41 Agriculture—Taxation in fair value measurements
The amendments remove the requirement in paragraph 22 of IAS 41 that entities exclude cash flows for taxation when measuring the fair value of assets within the scope of IAS 41.